Restructuring and Productivity Initiatives (Narrative) (Details) (USD $)	11 Months Ended			11 Months Ended			0 Months Ended	11 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		11 Months Ended			12 Months Ended							11 Months Ended	1 Months Ended	12 Months Ended			11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 employee factories	Dec. 29, 2013 Severance and other severance related costs	Dec. 29, 2013 Other exit costs	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Cost of Sales [Member]	Dec. 29, 2013 Successor [Member] Selling, General and Administrative Expenses [Member]	Nov. 14, 2013 Successor [Member] Severance and other severance related costs employee	Dec. 29, 2013 Successor [Member] Other exit costs	Dec. 29, 2013 Successor [Member] Facility Closing [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member] Facility Closing [Member]	Dec. 29, 2013 Pension Plan, Defined Benefit [Member] Successor [Member]	Dec. 29, 2013 Pension Plan, Defined Benefit [Member] Successor [Member] Facility Closing [Member]	Apr. 29, 2012 Productivity Initatives [Member] Predecessor [Member] positions	Apr. 29, 2012 Productivity Initatives [Member] Predecessor [Member] Other exit costs	Apr. 29, 2012 Productivity Initatives [Member] Predecessor [Member] Facility Closing [Member] factories	Apr. 29, 2012 Fiscal 2012 Plan [Member] Predecessor [Member] positions factories	Apr. 29, 2012 Fiscal 2012 Plan [Member] Predecessor [Member] Cost of Sales [Member]	Apr. 29, 2012 Fiscal 2012 Plan [Member] Predecessor [Member] Selling, General and Administrative Expenses [Member]	Apr. 29, 2012 Fiscal 2012 Plan [Member] Predecessor [Member] Loss from discontinued operations [Member]	Dec. 29, 2013 Europe [Member] Successor [Member]	Jun. 07, 2013 Europe [Member] Predecessor [Member]	Apr. 29, 2012 Europe [Member] Predecessor [Member]	Apr. 29, 2012 Europe [Member] Productivity Initatives [Member] Predecessor [Member] Facility Closing [Member] factories	Apr. 29, 2012 United States [Member] Productivity Initatives [Member] Predecessor [Member] Facility Closing [Member] factories	Dec. 29, 2013 Asia Pacific [Member] Successor [Member]	Jun. 07, 2013 Asia Pacific [Member] Predecessor [Member]	Apr. 29, 2012 Asia Pacific [Member] Predecessor [Member]	Apr. 29, 2012 Asia Pacific [Member] Productivity Initatives [Member] Predecessor [Member] Facility Closing [Member] factories
Restructuring Cost and Reserve [Line Items]
Asset impairment charges																	$ 50,900,000
Restructuring approximate number of positions affected	3,400
Incurred Cost				410,400,000	168,700,000	241,700,000		69,700,000	66,200,000		6,000,000			6,000,000	(56,584,000)	274,500,000		72,900,000		205,400,000	129,900,000	75,500,000
Restructuring and Related Cost, Incurred Cost, Net of Tax																				144,000,000			18,900,000
Number of Faciliites Eliminated	3																			2
Number of positions eliminated							1,350										1,400			1,500
Severance Costs				87,900,000			63,000,000						48,100,000				81,700,000
Number of factories																			6								2	3				1
Productivity charges				410,400,000						6,000,000		205,400,000												129,100,000	3,600,000	56,400,000			28,100,000	2,400,000	65,700,000
Restructuring Reserve, Current	$ 134,900,000	$ 93,300,000	$ 41,600,000									$ 54,600,000